Investments	9 Months Ended
Sep. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

Available for sale fixed maturities and equity securities consisted of the following (in millions):

					September 30, 2015
					(unaudited)
					Amortized Cost	Fair Value	Gross Unrealized
							Gains	Losses
Fixed maturities:
U.S. Government and government agencies					$63	$63	$3	$(3)
States, municipalities and political subdivisions					3,791	3,959	192	(24)
Foreign government					11	13	2	—
Residential MBS					2,480	2,742	269	(7)
Commercial MBS					1,897	1,997	100	—
Asset-backed securities					3,292	3,316	37	(13)
Corporate and other					12,719	13,111	521	(129)
Total fixed maturities					$24,253	$25,201	$1,124	$(176)
Common stocks					$458	$453	$32	$(37)
Perpetual preferred stocks					$50	$50	$1	$(1)

	December 31, 2014				December 31, 2013
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$64	$64	$3	$(3)	$67	$65	$1	$(3)
States, municipalities and political subdivisions	3,448	3,651	210	(7)	2,985	2,930	70	(125)
Foreign government	11	13	2	—	12	13	1	—
Residential MBS	2,900	3,205	314	(9)	3,094	3,382	306	(18)
Commercial MBS	1,974	2,114	140	—	2,222	2,387	168	(3)
Asset-backed securities	2,773	2,788	31	(16)	1,850	1,866	29	(13)
Corporate and other	10,650	11,266	642	(26)	9,215	9,618	505	(102)
Total fixed maturities	$21,820	$23,101	$1,342	$(61)	$19,445	$20,261	$1,080	$(264)
Common stocks	$302	$348	$52	$(6)	$217	$257	$46	$(6)
Perpetual preferred stocks	$38	$38	$—	$—	$16	$16	$—	$—

The non-credit related portion of other-than-temporary impairment charges is included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at September 30, 2015 (unaudited), December 31, 2014 and December 31, 2013, respectively, were $162 million, $167 million and $169 million. Gross unrealized gains on such securities at September 30, 2015 (unaudited), December 31, 2014 and December 31, 2013 were $108 million, $115 million and $114 million, respectively. Gross unrealized losses on such securities at September 30, 2015 (unaudited), December 31, 2014 and December 31, 2013 were $6 million, $6 million and $10 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and nearly all relate to residential MBS.

The following tables show gross unrealized losses (dollars in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost

September 30, 2015 (unaudited)
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$(3)	$15	83%
States, municipalities and political subdivisions	(20)	794	98%	(4)	100	96%
Foreign government	—	—	—%	—	—	—%
Residential MBS	(1)	156	99%	(6)	103	94%
Commercial MBS	—	4	100%	—	14	100%
Asset-backed securities	(8)	852	99%	(5)	315	98%
Corporate and other	(102)	2,796	96%	(27)	232	90%
Total fixed maturities	$(131)	$4,602	97%	$(45)	$779	95%
Common stocks	$(37)	$271	88%	$—	$—	—%
Perpetual preferred stocks	$(1)	$22	96%	$—	$5	100%

December 31, 2014
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$(3)	$15	83%
States, municipalities and political subdivisions	—	30	100%	(7)	407	98%
Residential MBS	(1)	80	99%	(8)	169	95%
Commercial MBS	—	10	100%	—	7	100%
Asset-backed securities	(8)	896	99%	(8)	498	98%
Corporate and other	(12)	411	97%	(14)	521	97%
Total fixed maturities	$(21)	$1,427	99%	$(40)	$1,617	98%
Common stocks	$(6)	$80	93%	$—	$—	—%
Perpetual preferred stocks	$—	$13	100%	$—	$4	100%

December 31, 2013
Fixed maturities:
U.S. Government and government agencies	$—	$14	100%	$(3)	$15	83%
States, municipalities and political subdivisions	(94)	1,428	94%	(31)	261	89%
Residential MBS	(5)	344	99%	(13)	174	93%
Commercial MBS	(3)	100	97%	—	—	—%
Asset-backed securities	(12)	891	99%	(1)	30	97%
Corporate and other	(92)	2,423	96%	(10)	113	92%
Total fixed maturities	$(206)	$5,200	96%	$(58)	$593	91%
Common stocks	$(6)	$74	93%	$—	$—	—%
Perpetual preferred stocks	$—	$2	100%	$—	$5	100%

At September 30, 2015 (unaudited), the gross unrealized losses on fixed maturities of $176 million relate to 731 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 79% of the gross unrealized loss and 88% of the fair value.

At December 31, 2014, the gross unrealized losses on fixed maturities of $61 million relate to 482 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 75% of the gross unrealized loss and 88% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

GALIC analyzes its MBS securities for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For the first nine months of 2015 (unaudited) and for the year ended December 31, 2014, GALIC recorded $1 million and less than $1 million in other-than-temporary impairment charges related to its residential MBS.

In the first nine months of 2015 (unaudited), GALIC recorded approximately $20 million in other-than-temporary impairment charges related to corporate bonds, respectively.

GALIC recorded $13 million in other-than-temporary impairment charges on common stocks in the first nine months of 2015 (unaudited). At September 30, 2015 (unaudited), the gross unrealized losses on common stocks of $37 million relate to 49 securities, none of which has been in an unrealized loss position for more than 12 months.

GALIC recorded $8 million in other-than-temporary impairment charges on common stocks in 2014. At December 31, 2014, the gross unrealized losses on common stocks of $6 million relate to 18 securities, none of which has been in an unrealized loss position for more than 12 months.

Management believes GALIC will recover its cost basis in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at September 30, 2015 and December 31, 2014.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	Nine months ended
	September 30,	Year ended December 31,
	2015	2014	2013	2012
	(unaudited)
Balance at beginning of period	$115	$125	$126	$120
Additional credit impairments on:
Previously impaired securities	1	—	—	4
Securities without prior impairments	—	—	—	2
Reductions due to sales or redemptions	(4)	(10)	(1)	—
Balance at end of period	$112	$115	$125	$126

The table below sets forth the scheduled maturities of available for sale fixed maturities (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	September 30, 2015			December 31, 2014
	Amortized	Fair Value		Amortized	Fair Value
	Cost	Amount	%	Cost	Amount	%
	(unaudited)	(unaudited)
Maturity
One year or less	$600	$609	2%	$551	$564	2%
After one year through five years	3,350	3,594	14%	2,645	2,886	13%
After five years through ten years	9,050	9,245	37%	7,194	7,545	33%
After ten years	3,584	3,698	15%	3,783	3,999	17%
	16,584	17,146	68%	14,173	14,994	65%
ABS (average life of approximately 4-1/2 years)	3,292	3,316	13%	2,773	2,788	12%
MBS (average life of approximately 4 years)	4,377	4,739	19%	4,874	5,319	23%
Total	$24,253	$25,201	100%	$21,820	$23,101	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at September 30, 2015 (unaudited), December 31, 2014 or 2013.

The following table shows (in millions) investment income earned and investment expenses incurred:

	Nine months ended
	September 30,		Year ended December 31,
	2015	2014	2014	2013	2012
	(unaudited)	(unaudited)
Investment income:
Fixed maturities	$840	$780	$1,047	$959	$898
Equity securities	15	12	16	10	8
Equity in earnings of partnerships and similar investments	14	7	9	—	—
Mortgage loans	35	31	42	32	25
Policy loans	9	10	12	13	12
Real estate and other	13	15	17	33	34
Gross investment income	926	855	1,143	1,047	977
Investment expenses	(7)	(2)	(4)	(9)	(7)
Net investment income	$919	$853	$1,139	$1,038	$970

GALIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $4 million and less than $1 million in the nine months ended September 30, 2015 and 2014 (unaudited), and less than $1 million, $4 million and $3 million in the years ended December 31, 2014, 2013 and 2012, respectively.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

	Fixed Maturities	Equity Securities	Mortgage Loans and Other Investments	Other (*)	Tax Effects	Total
Nine months ended September 30, 2015 (unaudited)
Realized before impairments	$18	$12	$(1)	$(4)	$(9)	$16
Realized — impairments	(21)	(13)	—	11	8	(15)
Change in unrealized	(333)	(51)	—	130	89	(165)
Nine months ended September 30, 2014 (unaudited)
Realized before impairments	$25	$7	$—	$(1)	$(11)	$20
Realized — impairments	(6)	(2)	—	3	2	(3)
Change in unrealized	377	(2)	—	(186)	(66)	123
Year ended December 31, 2014
Realized before impairments	$32	$16	$—	$(2)	$(16)	$30
Realized — impairments	(8)	(8)	—	5	4	(7)
Change in unrealized	465	6	—	(222)	(87)	162
Year ended December 31, 2013
Realized before impairments	$26	$45	$—	$—	$(25)	$46
Realized — impairments	(4)	—	(2)	3	1	(2)
Change in unrealized	(763)	20	—	394	122	(227)
Year ended December 31, 2012
Realized before impairments	$41	$41	$(5)	$(8)	$(24)	$45
Realized — impairments	(7)	(3)	—	6	1	(3)
Change in unrealized	696	6	—	(355)	(121)	226

(*) Primarily adjustments to deferred policy acquisition costs and reserves related to annuities.

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	Nine months ended
	September 30,		Year ended December 31,
	2015	2014	2014	2013	2012
	(unaudited)	(unaudited)
Fixed maturities:
Gross gains	$19	$22	$29	$34	$41
Gross losses	—	(1)	(1)	(3)	(3)
Equity securities:
Gross gains	12	8	16	43	42
Gross losses	—	—	—	—	(1)